Additional Financial Statement Information - Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses and other liabilities
Payroll and benefits payable	$ 1,490	$ 3,289
Other taxes payable	2,882	3,128
Other	526	522
Total	4,898	6,939
Total current	4,372	6,417
Total non-current	$ 526	$ 522